Note 9 - Commitments and Contingencies (Details Textual) $ in Thousands	Dec. 31, 2019 USD ($)
Contractual Obligation, Total	$ 64,048
M/T Eco Los Angeles [Member]
Contractual Obligation, Total	32,024
M/T Eco City of Angels [Member]
Contractual Obligation, Total	$ 32,024